INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

12.          INCOME TAXES

Cayman Islands

The Company and Ezbuy Holding Co., Limited (“Ezbuy”) are two tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International, LT ecommerce, Ezbuy HK, Yourstore and My Wardrobe are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong. It is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

PRC

The Company’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008, except for the following entities eligible for preferential tax rates.

Under the EIT Law, if an entity is certified as a “High and New Technology Enterprise” (“HNTE”), it is entitled to a preferential income tax rate of 15%. Shanghai Lanting was eligible to a tax rate of 15% from 2022 to 2024. Beijing Lanting was eligible to a tax rate of 15% from 2024 to 2026.

Singapore

Ching International service PTE.LTD, Avant E-Commerce Service PTE.LTD and Avant Logistic Service PTE.LTD are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore, with 75% exemption on the first SGD 10,000 of taxable income and further 50% exemption on the next SGD 190,000 of taxable income.

The components of (loss) / income before income tax are as follows:

	Years ended December 31,
	2023	2024	2025

PRC	$1,795	$325	$(147)
Hong Kong	(9,307)	(3,887)	10,150
Singapore and other regions	(2,038)	1,034	(1,785)
Total	$(9,550)	$(2,528)	$8,218

The income tax expense / (benefit) comprises:

	Years ended December 31,
	2023	2024	2025
Current tax
PRC	$—	$—	$32
Hong Kong	—	—	14
Singapore and other regions	—	9	—
	—	9	46
Deferred tax
PRC	—	—	—
Hong Kong	—	—	(107)
Singapore and other regions	40	(48)	—
	40	(48)	(107)
Income tax expense / (benefit)	$40	$(39)	$(61)

Upon the prospective adoption of ASU 2023-09 for the year ended December 31, 2025, the reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the statutory tax rate of the PRC against the Group’s income before income taxes is as follows. The statutory tax rate of the PRC is applied as the Company has its principal place of business in the PRC.

	Year December 31, 2025
Income tax calculated at the statutory tax rate of the PRC	$2,055	25.0%
Domestic tax effects
R&D super deduction	(724)	(8.8)%
Changes in valuation allowance	761	9.3%
Other adjustments	30	0.4%
Foreign tax effects
Hong Kong
Statutory tax rate diﬀerence between Hong Kong and PRC	(563)	(6.9)%
Changes in valuation allowances	(1,647)	(20.0)%
Changes in unrecognized tax benefits	(107)	(1.3)%
Non-taxable income	(348)	(4.2)%
Other adjustments	35	0.4%
Singapore and other regions
Statutory tax rate diﬀerence between Singapore and other regions and PRC	359	4.3%
Changes in valuation allowances	88	1.1%
Income tax benefit	$(61)	(0.7)%

The comparative periods of the years ended December 31, 2023 and 2024 have not been restated and follow the prior disclosure requirements in ASC 740, and are as follows:

	Years ended December 31,
	2023	2024

Loss before income tax	$(9,550)	$(2,528)
Statutory income tax rate in the PRC	25%	25%
Income tax benefit at statutory tax rate	(2,387)	(632)
Non-deductible expenses	129	77
Statutory expense	(293)	(101)
R&D super deduction	(2,904)	(1,700)
Effect of preferential tax rates	(86)	50
Effect of income tax rate differences in jurisdictions other than the PRC	1,151	468
Prior year true up	(71)	88
Changes in valuation allowances	4,501	1,711
Income tax expense / (benefit)	$40	$(39)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
Deferred tax assets:
Allowance for credit losses	$158	$161
Write-down for inventory	18	56
Lease liabilities	1,538	834
Net operating loss carry forwards	36,108	33,315
Gross deferred tax assets	37,822	34,366
Less: Valuation allowance	(36,017)	(33,318)
Total deferred tax assets, net	$1,805	$1,048

Deferred tax liabilities:
Property and equipment, net	$(100)	$(77)
Acquired intangible assets	(268)	(244)
Operating lease ROU assets	(1,538)	(834)
Total deferred tax liabilities	$(1,906)	$(1,155)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(101)	$(107)

As of December 31, 2025, the accumulated tax losses of subsidiaries incorporated in PRC, Hong Kong, Singapore and other regions, subject to the agreement of the relevant tax authorities, of $24,673, $180,572, $6,637 and $1,018, respectively, are allowed to be carried forward to offset future taxable profits. The carry forward of tax losses in Hong Kong and Singapore generally have no time limit, while the tax loss in PRC will expire, if unused, in the years ending December 31, 2026 through 2033.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries. As of December 31, 2025, all of the earnings distributable by our subsidiaries in China were reserved for permanent reinvestment in China, and no withholding tax has been accrued.

The Group’s valuation allowance is considered on each individual subsidiary. The Group has recognized the valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	Years ended December 31,
	2024	2025

Balance at beginning of the period	$34,500	$36,017
Additions / (deductions)	1,517	(547)
Decrease related to subsidiaries’ cancellation	—	(2,152)
Balance at end of the period	$36,017	$33,318

Unrecognized Tax Benefits

As of December 31, 2024 and 2025, the carrying amounts of unrecognized tax benefits were $107 and $nil, respectively.

The Company and its subsidiaries’ major tax jurisdictions are Hong Kong, PRC and Singapore. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Hong Kong, PRC and Singapore until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, PRC and Singapore are between four and six years.